Pro Forma Condensed Consolidated Statement of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012		Dec. 31, 2011
Revenue
Products	$ 68,941		$ 211,313
Services	76,838		285,415
Total revenue	145,779		496,728
Cost of sales and services
Products	52,310		155,168
Services	60,643		228,835
Cost of sales and services	112,953		384,003
Selling, general and administrative	10,955		48,228
Research and engineering	1,203		4,521
Total operating expenses	125,111		436,752
Operating income	20,668		59,976
Other expense (income)
Interest expense	(358)		1,504
Interest income	(31)		(2,596)
Foreign exchange losses	253		2,345
Other expense (income)	(1,332)		(186)
Total other expense	(1,468)		1,067
Income before income taxes	22,136		58,909
Income tax provision	6,590		19,327
Net income	15,546		39,582
Weighted average number of shares:
Basic	38,583		38,211
Diluted	39,066		38,878
Scenario, Previously Reported [Member]
Revenue
Products	68,941		211,313
Services	83,480		301,656
Total revenue	152,421		512,969
Cost of sales and services
Products	52,310		155,168
Services	67,485		253,626
Cost of sales and services	119,795		408,794
Selling, general and administrative	11,063		49,146
Research and engineering	2,542		12,512
Total operating expenses	133,400		470,452
Operating income	19,021		42,517
Other expense (income)
Interest expense	(358)		1,504
Interest income	(31)		(2,596)
Foreign exchange losses	280		2,523
Other expense (income)	(1,332)		(186)
Total other expense	(1,441)		1,245
Income before income taxes	20,462		41,272
Income tax provision	6,043		14,276
Net income	14,419		26,996
Earnings per share:
Basic	$ 0.37		$ 0.71
Diluted	$ 0.37		$ 0.69
Weighted average number of shares:
Basic	38,583		38,211
Diluted	39,066		38,878
Pro Forma [Member]
Revenue
Products	0	[1]	0	[1]
Services	(6,642)	[1]	(16,241)	[1]
Total revenue	(6,642)	[1]	(16,241)	[1]
Cost of sales and services
Products	0	[1]	0	[1]
Services	(6,842)	[1]	(24,791)	[1]
Cost of sales and services	(6,842)	[1]	(24,791)	[1]
Selling, general and administrative	(108)	[1]	(918)	[1]
Research and engineering	(1,339)	[1]	(7,991)	[1]
Total operating expenses	(8,289)	[1]	(33,700)	[1]
Operating income	1,647	[1]	17,459	[1]
Other expense (income)
Interest expense	0	[1]	0	[1]
Interest income	0	[1]	0	[1]
Foreign exchange losses	(27)	[1]	(178)	[1]
Other expense (income)	0	[1]	0	[1]
Total other expense	(27)	[1]	(178)	[1]
Income before income taxes	1,674	[1]	17,637	[1]
Income tax provision	547	[1]	5,051	[1]
Net income	$ 1,127	[1]	$ 12,586	[1]

[1]	To reflect the removal of the operating results of Casing Drilling as if the transaction occurred on January 1, 2011. For the purposes of this unaudited pro forma condensed consolidated financial information, estimated tax rates of 30% for the three months ended March 31, 2012 and 33% for the twelve months ended December 31, 2011 have been used. The estimated income tax rates are based on applicable enacted statutory tax rates for the periods referenced above.